HEDGE ACCOUNTING - Financial Instruments for Hedging (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Total hedge derivatives, net	$ (165,401)	$ 41,797
Forward contracts
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Assets	30,138	55,261
Liabilities	195,539	13,464
Forward contracts | Foreign currency to buy
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Assets	28,367	1
Liabilities	1,128	5,455
Forward contracts | Foreign currency to sell
Discloser Of Derivative Instruments and Hedge Accounting [Line Items]
Assets	1,771	55,260
Liabilities	$ 194,411	$ 8,009